INVESTMENTS IN AFFILIATED AND OTHER COMPANIES	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATED AND OTHER COMPANIES

NOTE 4 -      INVESTMENTS IN AFFILIATED AND OTHER COMPANIES

A. Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2021	2020
Bringg	500	700
Lumax	357	208
Cellutrack	28	-
	885	908

B. Investment in other companies

During the years 2020-2021, the Company made additional investments in two Israeli startups and in one new Israeli startup.

The total investments in such companies were US$ 0.6 and US$ 0.5 million during the years ended December 31,2021 and 2020, respectively.

In June 2020, an Israeli investee have completed public registration in Israel stock market and its shares became equity investment with readily determinable fair value. As a result, the Company reclassified the abovementioned investment (in the amount of approximately US$3.6 million) from investment in other companies (under long-term investments and other assets) to investment in marketable securities (under current assets)